Share based compensation - Number of shares warrants give right to for Plan 2022 (Details) - 2022 Plan - shares			12 Months Ended
	Oct. 20, 2023	Jun. 14, 2023	Dec. 31, 2023
Disclosure of terms and conditions of share based payment arrangement
Granted	42,254	13,602	55,856
Exercised.			0
Outstanding at December 31			55,856
Exercisable at December 31			10,564
Number of warrants granted	42,254	13,602	55,856